Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020 CLP ($) item	Dec. 31, 2019 CLP ($) item	Dec. 31, 2020 CLP ($) item	Dec. 31, 2019 CLP ($) item
Impairment Provisions And Recoveries [Abstract]
Number of Transactions | item	10,390	52,870	72,590	88,750
Amount of the transactions | $	$ 7,768,107	$ 2,451,690	$ 15,167,707	$ 10,047,000